OTHER	12 Months Ended
Dec. 31, 2019
Disclosure Other [Abstract]
OTHER
10. OTHER
Brookfield Renewable’s Other for the year ended December 31 is comprised of the following:

(MILLIONS)	2019	2018	2017
Transaction costs	$(5)	$(17)	$(7)
Change in fair value of property, plant and equipment	(65)	(64)	(32)
Loss on debt extinguishment	(35)	(27)	(1)
Amortization of service concession assets	(20)	(9)	(2)
Other	(151)	(89)	9

	$(276)	$(206)	$(33)